General information (Details) $ in Millions	1 Months Ended		8 Months Ended
	Mar. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($)	Apr. 01, 2022 USD ($) shares	Dec. 31, 2021 rig	Dec. 27, 2021 USD ($)	Jul. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt refinanced and deferred					$ 1,400.0
Additional payments due at the completion of the amendment agreements for the deferrals					25.9
Additional payments due later in 2022					$ 28.6
2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percent of future net equity offerings					35.00%
At-The-Market Offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount authorized for issuance						$ 40.0
Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from issuance of private placement		$ 30.0
Subsequent Event | At-The-Market Offering
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of shares sold in transaction (in shares) | shares	1,521,944		1,521,944
Sale of stock, consideration received on transaction	$ 5.2		$ 5.2
Jack-Up Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig				23
Number of rigs under construction | rig				5
Number of jack-up rigs owned, including jack-up rigs under construction | rig				28
Number of jack-up rigs scheduled for delivery | rig				5
Warm Stacked Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of rigs owned | rig				5